26 Geological event - Alagoas (Details Narrative) R$ in Thousands		12 Months Ended
	Feb. 24, 2020	Dec. 31, 2020 BRL (R$) Number	Dec. 31, 2019 BRL (R$)
GeologicalEventAlagoasLineItems [Line Items]
Provision		R$ 9,175,777	R$ 3,383,067
Provision of current liabilities		4,349,931	1,450,476
Provision of non-current liabilities		4,825,846	1,932,591
Provision accrued amount		5,227,254
Net of adjustment to present value		R$ 5,194,627
Number of wells implemented | Number		35
Present obligation value		R$ 587,949	R$ 470,417
Description of reparation for social-environmental		Allocating R$1,580,000 (R$1,515,498 net of adjustment to present value) for the adoption of actions and measures in vacated areas, urban mobility and social compensation actions, with R$300 million going to indemnification for social damages and collective pain and suffering and possible contingencies related to the actions in the vacated areas and urban mobility actions.
Description of indemnifying actions	CBTU presented an amendment to the preliminary injunction to claim the payment of damages in the amount of R$ 222,100, as well as obligations to do, including the construction of a new rail line to substitute the stretch that passes through the vacated area. CBTU attributes to the claim the approximate amount of R$1.3 billion.
Description of individual actions		Braskem was defendant in several actions, that, in aggregate, involve the amount of approximately R$573 million, filed by individuals in Brazil and abroad, seeking the payment of indemnifications related to the geological event in Maceió.
Claiming damages		R$ 181,000
Payment of Write-offs		1,137,736
Trade payables		44,195
Wells [member]
GeologicalEventAlagoasLineItems [Line Items]
Provision accrued amount		1,610,095
Net of adjustment to present value		1,585,366
Technical Cooperation Agreement [member]
GeologicalEventAlagoasLineItems [Line Items]
Provision accrued amount		899,934
Net of adjustment to present value		880,286
Technical Cooperation Agreement [member] | Bottom of range [member]
GeologicalEventAlagoasLineItems [Line Items]
Working capital		R$ 100,000
Technical Cooperation Agreement [member] | ACP, MPE And DPE [member]
GeologicalEventAlagoasLineItems [Line Items]
Description of reparation for residents		Public-Interest Civil Action for Socio-environmental Reparation claiming the payment of indemnification for damages caused to the buildings and the residents of areas affected in the Pinheiros district and surrounding areas (currently includes the Mutange, Bebedouro and Bom Parto districts), in the total minimum amount of R$6.7 billion, with initial request for provisional measure to freeze the Company’s financial and other assets in the same amount. Successive orders to freeze funds resulted in the court blocking of R$3.7 billion (*) in assets, with the issue by the Company of a performance bond in the total amount of R$6.4 billion. Once the case reached the Federal Courts, the Federal Prosecution Office started to participate in the action. (*) The unfreezing occurred in January 2020. On December 31, 2019, the updated amount is presented in the caption judicial deposits in current assets in the amount of R$2,571,683 and in non-current assets in the amount of R$1,174,424 corresponding to the long-term portion of the payment schedule.
Description of compensation of residents		(i) created a technical group to monitor the geological event and study the areas adjacent to the Civil Defense Map for a period of five years; (ii) transfer R$1 billion to Braskem’s bank account specifically to cover the costs of the PCF, in ten monthly installments of R$100 million each, starting in January 2021; and (iii) reduce the performance bond in force, from R$2 billion to R$1.8 billion.
Description of new assets freezing order		The Agreement enabled the unfreezing of the Company’s assets, the replacement of the former performance bond policies for two new policies in the aggregate amount of R$3 billion (with R$2 billion as guarantee of this ACP and R$1billion for guaranteeing the ACP described in item (ii) below) and the cessation of new asset freezing orders.
Description of envisaged in agreement		The Company undertook to maintain R$2.7 billion in a checking account (R$1.7 billion under the Agreement and an additional R$1 billion under the Amendment), with minimum working capital of R$100 million, whose transactions will be verified by an external audit company. On December 31, 2020, arising from the costs incurred during 2020 related to the PCF, the balance of this checking account corresponded to R$1,322,725 under current assets. During 2021, the Company will allocate R$1 billion to this checking account, in ten monthly installments of R$100 million starting January 2021, as provided for in the Agreement for Compensation of Residents.
Technical Cooperation Agreement [member] | Alagoas State Federal Prosecution Office (MPF-AL) [member]
GeologicalEventAlagoasLineItems [Line Items]
Description of reparation for social-environmental		Public-Interest Civil Action claiming the payment by the Company of indemnification for socio-environmental damages and other collective damages, as well as the adoption of corrective and environmental compliance measures, with preliminary injunction requiring the freezing of assets, suspension of borrowings with the BNDES, formation of an own private fund in the initial amount of R$3.1 billion and the pledging of guarantees in the amount of R$20.5 billion. The original amount of the action, initially at R$28.3 billion, was adjusted by a court decision to R$27.6 billion. In January 2020, the judge of the 3rd Federal Court of Alagoas denied the preliminary requests of the MPF, which filed appealed the decision. To avoid the risk of any new freezing of funds arising from this action, the Company presented a performance bond in the amount of R$1 billion in the process, as defined in the Agreement described in item (i) above.
Description of addition allocation		(i) allocate the additional amount of R$300 million for indemnification for social and collective pain and suffering and possible contingencies related to actions in vacated areas and in urban mobility actions; (ii) constitute a security interest on certain assets of the Company in the amount of R$2.8 billion to replace the performance bond of R$ 1 billion; and (iii) engage specialized consulting firms to support the definition of actions established in the Agreement for Socio-environmental Reparation and the update of the Company’s socio-environmental compliance program.
Allocated amount		R$ 1,280